Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Trading Symbol	MFS
Entity Registrant Name	MANITOWOC FOODSERVICE, INC.
Entity Central Index Key	0001650962
Entity Filer Category	Non-accelerated Filer